NORTHEAST
                                    INVESTORS
                                   GROWTH FUND
                                 A NO-LOAD FUND
                                  Annual Report
                              For the Period Ending
                                December 31, 2001




                               Table of Contents

        Letter to Shareholders.........................1
        Portfolio Transactions.........................3
        Fund Performance...............................5
        Investment Sectors.............................7
        Schedule of Investments........................8
        Financial Statements..........................11
        Notes to the Financial Statements.............16
        Opinion.......................................19
        Trustees & Officers...........................20

Dear Fellow Shareholders:

As is widely recognized, 2001 was a momentous year on all fronts, and I want to comment briefly on the year's results as well as where we stand going forward.

Unhappily, our total return for the year was -17.5%. This compares with a -11.9% total return for the S&P 500.

However, because of strong prior year performances, our five, ten and fifteen year average annual return results compare more favorably:

                                NEIG    S&P 500
                5 year          10.45%  10.68%
                10 year         11.00   12.89
                15 year         12.32   13.59

As a result of our ten and fifteen year figures, Barron's mentioned us in the "Best Fund" category in their January 7, 2002 issue.

As you know, we made a capital gain payment on June 13, 2001 of $1.44 per share, and did not, as we have done in previous years, make a mid-December distribution. We did not do this because we realized more losses than gains over the course of the year. As a result, we now have a capital loss carry forward which we can use to offset future realized gains. In a real sense, this should be seen as an asset in that we can realize future gains tax free until the loss is consumed.

As of this moment, we are pleased with the way the portfolio looks. The six largest holdings are:
                                        Market Value    % Portfolio
                Microsoft Corp.         $ 8,694,000         4.2%
                State Street Corp.        8,642,000         4.2
                John Hancock Financial    7,144,000         3.4
                Walmart Stores, Inc.      7,055,000         3.4
                Citigroup                 6,845,000         3.3
                Eaton Vance Corp.         6,470,000         3.1
                                        ------------      --------
                                        $44,850,000        21.6%

And the largest industry concentrations are:

Financial services      17.86%
Banks                   14.60%
Pharmaceuticals         11.38%
Multi-Line Insurance     8.64%
Petroleum, Coal, Gas     6.99%
Retail                   6.93%
                        66.40%

As a substantial personal owner of shares in this fund, down years are not what we are working for, even though others, and the market averages, have performed in a similar, or worse fashion. What can be said, however, is that we believe we have a solid list of solid investments, in solid companies. We are taking the long term approach that these investments will do well in spite of the recent performance.

Please write or call at any time. We are in this together and we value your investment with us.

                                Yours sincerely,
                                William A. Oates, Jr.
                                President

February 20, 2002

Portfolio Transactions

January 1, 2001--December 31, 2001
--------------------------------------------------------------------------------
Additions to Existing Holdings
                                                Additions       Now Own
        American International Group            22,523          67,569
        Chevron Corporation                      1,000          34,200
        Corning, Inc.                          158,600         290,000
        Disney (Walt) Productions               95,000         203,000
        John Hancock Financial Services         37,000         173,000
        Mellon Financial Corporation             6,500         110,000
        Johnson & Johnson++                     49,800          99,600
        Northern Trust Corporation              41,000          63,000
        State Street Corporation++              87,300         165,400
        Texas Instruments, Inc.                 85,000         115,000
        Zions Bancorporation                    24,400          91,400

New Holdings
                                                                Now Own
        American Home Products, Inc.                            44,000
        Analog Devices, Inc.                                    36,000
        Berkshire Hathaway, Inc-CLB                              1,450
        BP Amoco PLC                                            45,200
        Cabot Corporation                                       73,000
        Coca Cola Co.                                           39,000
        Gillette Co.                                            65,000
        Intuit, Inc.                                            47,500
        Minnesota Mining and MFG                                23,700
        Pepsico*                                                73,600
        Procter & Gamble Co.                                    34,000
        Sysco Corporation                                       92,000
        United Technologies, Inc.                               24,000
        Whole Foods Market, Inc.                                51,500

Eliminations/Reductions of Holdings


                                                Sold            Now Own
        Agilent Technologies                    26,000               0
        American Express Co.                    14,000          97,500
        Amgen, Inc.                             46,000          36,250
        Bristol-Myers Squibb Co.                11,000          70,800
        Ciena Corporation                        8,500               0
        Cisco Systems, Inc.                     33,400         150,000
        Comverse Technology                     20,000               0
        Cox Communications, Inc.                55,000          84,400
        Eaton Vance Corporation                108,000         182,000
        Eli Lilly & Co.                         17,200          48,500
        EMC Corporation                         81,500               0
        Enron Corporation                       63,000               0
        General Electric Co.                   128,000         125,800
        Home Depot, Inc.                         9,000          72,075
        Hewlett Packard Co.                     78,800               0


Portfolio Transactions (continued)
January 1, 2001--December 31, 2001

Eliminations/Reductions of Holdings (continued)

                                                Sold            Now Own
        Intel Corporation                       33,000          179,400
        International Business Machines Corp.   11,000           46,200
        JDS Uniphase                            41,100                0
        McGraw-Hill Companies Inc.              15,000           52,300
        Medtronic, Inc.                         33,000           42,800
        Merck & Co.                              2,500           83,900
        Microsoft Corporation                   23,000          131,200
        Millennium Pharmaceuticals              17,000                0
        Morgan Stanley Dean Witter Co.          86,820                0
        News Corporation Limited-ADR            85,000                0
        Nokia Corporation-ADR                  153,200                0
        Nortel Networks                        101,700                0
        Oracle Corporation                     205,800                0
        Palm, Inc.                              36,500                0
        Pfizer, Inc.                            27,000          156,731
        Qualcomm, Inc.                          38,000                0
        Qwest Communications                   104,800                0
        Royal Dutch Petroleum Co.               16,000           37,200
        Sony Corporation                        51,800                0
        Sun Microsystems, Inc.                  89,600                0
        Tellabs, Inc.                           65,000                0
        Time Warner, Inc.*                     142,900                0
        Tyco International, Inc.                25,500           44,500
        Viacom, Inc. Class A                    36,000           66,000
        Vodafone Airtouch PLC-Spons-ADR         91,000                0
        Wal-Mart Stores, Inc.                   18,000          122,600

* Results of Merger
++Results of Stock Split

Average Annual Total Return

One year ended December 31, 2001...................................-17.15%
Five years ended December 31, 2001................................. 10.45%
Ten years ended December 31, 2001.................................. 11.00%

Performance Graph
Ten Years (01/01/1992--12/31/2001) (unaudited)

The following graph compares the cumulative total shareholder return on the Northeast Investors Growth Fund shares over the ten preceding years to the cumulative total share return on the Standard & Poor's 500 Index. Assuming an investment of $10,000 in both at their closing prices on January 1, 1992 and reinvestment of dividends and capital gains. For management's discussion of the Growth Fund's 2001 performance, including strategies and market conditions which influenced such performance, see the President's letter to shareholders.

Graph omitted.

                 1992     1993    1994    1995    1996    1997    1998    1999    2000    2001
Northeast
Investors       $9,927  $10,169 $10,162 $13,867 $17,279 $23,720 $31,628 $40,842 $34,732 $28,775
Growth
Fund


Standard
& Poor's        $10,743 $11,809 $11,960 $16,399 $20,119 $26,778 $34,367 $41,598 $37,812 $33,320
500 Index



Returns and Per Share Data (Year ended 12/31)



                                                Year Ended December 31,
                                1992     1993    1994    1995    1996    1997    1998    1999    2000    2001
Net Asset Value                 9.70     8.37    8.13    10.59   12.15  15.84    20.47   26.08   20.23   15.43
Income Dividend                 0.07     0.07    0.06     0.07    0.05   0.06     0.05    0.02    0.00    0.00
Capital Gains Dist.             0.52     1.49    0.17     0.44    0.98   0.77     0.55    0.31    2.05    1.44
NEIG Return (%)                -0.73     2.44   -0.07    36.46   24.60  37.28    33.34   29.13  -14.96  -17.15
S&P 500 Return (%)              7.43     9.92    1.28    37.12   22.68  33.10    28.34   21.04   -9.10  -11.88

Graph omitted.

Tax Information
For Federal Income Tax purposes, the following information is furnished with respect to the distributions of the Fund during its calender year ended December 31, 2001.

Short-Term Capital Gains $0.27459
Long-Term Capital Gains $1.16620

Under the Internal Revenue Code, 100% of ordinary income distributions paid to shareholders may be taken into account as a dividend for purposes of the deduction for dividends received by corporations (section 243, as amended). Pursuant to section 852 of the Internal Revenue Code, the Fund hereby designates $14,451,280 as capital gain for the taxable year ended December 31, 2001.



Ten Largest Investment Holdings
December 31, 2001
--------------------------------------------------------------------------------
Ten Largest Investment Holdings
                                                                Market
                                                Cost            Value
        Microsoft Corporation                   $7,741,029      $8,694,624
        State Street Corporation                 5,250,278       8,642,150
        John Hancock Financial Services          5,673,563       7,144,900
        Wal-Mart Stores, Inc.                    4,765,447       7,055,630
        Citigroup, Inc.                          5,396,304       6,845,088
        Eaton Vance Corporation                  3,288,639       6,470,100
        Fifth Third Bancorporation               4,878,462       6,376,609
        Pfizer, Inc.                             5,734,068       6,245,730
        Exxon Mobil Corporation                  5,840,634       6,086,863
        Johnson & Johnson                        3,262,272       5,886,360

Investment Sectors As a Percentage of Net Assets

Multi-line Insurance     8.64%
Financial Service       17.86%
Conglomerate             4.09%
Banks                   14.60%
Other                   29.11%
Computer Software        5.73%
Retail                   6.93%
Pharmaceuticals         11.38%
Petroleum, Coal, Gas     6.99%
Electronic Semiconductor 5.59%

Market value of securities equals 110.92% of Net Assets.


Schedule of Investments 12/31/2001
                                                        Number
Common Stocks                                           of              Market
Name of Issuer                                          Shares          Value

Aerospace --0.83%
    United Technologies Corporation..................   24,000       $ 1,551,120

Banks--14.60%
    Bank One Corporation.............................   82,000         3,202,100
    Fifth Third Bancorp..............................  103,550         6,376,609
    FleetBoston Financial Corporation*...............  137,634         5,023,641
    Mellon Financial Corporation.....................  110,000         4,138,200
    Northern Trust Corporation.......................   63,000         3,793,860
    Zions Bancorporation#............................   91,400         4,805,812
                                                                      ----------
                                                                      27,340,222
Beverages Non-Alcoholic --2.90%
    Coca Cola Co. ...................................   39,000         1,839,240
    Pepsi Co. .......................................   73,600         3,583,584
                                                                      ----------
                                                                       5,422,824
BioTechnology --1.09%
    Amgen, Inc.++....................................   36,250         2,045,950

Broadcast/Media --1.89%
    Cox Communications, Inc.++.......................   84,400         3,537,204

Chemicals --1.39%
    Cabot Corporation................................   73,000         2,606,100

Communications Equipment --2.83%
    Cisco Systems, Inc.++............................  150,000         2,716,500
    Corning, Inc.#...................................  290,000         2,586,800
                                                                      ----------
                                                                       5,303,300
Computer Systems --2.97%
    International Business Machines Corporation*.....   46,200         5,588,814

Computer Software & Services --5.73%
    Intuit, Inc. ....................................   47,500         2,031,100
    Microsoft Corporation++ * .......................  131,200         8,694,624
                                                                      ----------
                                                                      10,725,724
Conglomerate --4.09%
    General Electric Company.........................  125,800         5,043,322
    Tyco International Ltd. .........................   44,500         2,621,050
                                                                      ----------
                                                                       7,664,372
Distributors --1.29%
    Sysco Corporation................................   92,000         2,412,240

Electronic Semi-Conductor --5.59%
    Analog Devices, Inc. ............................   36,000       $ 1,598,040
    Intel Corporation................................  179,400         5,642,130
    Texas Instruments, Inc. .........................  115,000         3,220,000
                                                                      ----------
                                                                      10,460,170
Entertainment --3.81%
    Disney (Walt) Productions........................  203,000         4,206,160
    Viacom, Inc. Class A++...........................   66,000         2,920,500
                                                                      ----------
                                                                       7,126,660
Financial Services --17.86%
    American Express Company.........................   97,500         3,479,775
    Citigroup, Inc. .................................  135,600         6,845,088
    Eaton Vance Corporation* ........................  182,000         6,470,100
    First Data Corporation...........................   53,500         4,197,075
    Goldman Sachs Group*#............................   41,000         3,802,750
    State Street Corporation.........................  165,400         8,642,150
                                                                      ----------
                                                                      33,436,938
Health Care-Diversified --3.14%
    Johnson & Johnson................................   99,600         5,886,360

Manufacturing--1.50%
    Minnesota Mining and Manufacturing...............   23,700         2,801,577

Medical Equipment --1.17%
    Medtronic, Inc. .................................   42,800         2,191,788

Multi-Line Insurance --8.64%
    American International Group.....................   67,569         5,364,979
    Berkshire Hathaway Inc. .........................    1,450         3,661,250
    John Hancock Financial Services#.................  173,000         7,144,900
                                                                      ----------
                                                                      16,171,129
Petroleum, Coal, Gas --6.99%
    B P Amoco, PLC...................................   45,200         2,102,252
    Chevron Corporation..............................   34,200         3,064,662
    Exxon Mobil Corporation*.........................  154,882         6,086,863
    Royal Dutch Petroleum Co. .......................   37,200         1,823,544
                                                                      ----------
                                                                      13,077,321
Pharmaceuticals/Drug --11.38%
    American Home Products, Inc. ....................   44,000         2,699,840
    Bristol-Myers Squibb Company ....................   70,800         3,610,800
    Eli Lily & Co. ..................................   48,500         3,809,190
    Merck & Co., Inc.* ..............................   83,900         4,933,320
    Pfizer, Inc.* ...................................  156,731         6,245,730
                                                                      ----------
                                                                      21,298,880

Publishing/Printing --1.70%
    McGraw-Hill Companies, Inc. .....................   52,300       $ 3,189,254

Retail --6.93%
    Home Depot, Inc. ................................   72,075         3,676,545
    Wal-Mart Stores, Inc. ...........................  122,600         7,055,630
    Whole Foods Market, Inc.# .......................   51,500         2,243,340
                                                                      ----------
                                                                      12,975,515
Toiletries/Cosmetics --2.60%
    Gillette Company ................................   65,000         2,171,000
    Procter and Gamble Co. ..........................   34,000         2,690,420
                                                                      ----------
                                                                       4,861,420

        Total Common Stocks -- 110.92% --(Cost--182,907,629)        $207,674,882
 * Pledged to collateralize short-term borrowings
 ++Non-income producing security
 # All or a portion of this security currently out on loan

        The accompanying notes are an integral part of the financial statements.


Statement of Assets and Liabilities

December 31, 2001
--------------------------------------------------------------------------------
Assets
        Investments--at market value (cost $182,907,629).......     $207,674,882
        Cash collateral under security lending.................        8,525,800
        Dividends receivable...................................          174,196
        Receivable for shares of beneficial interest sold......           51,428
                                                                    ------------
                 Total Assets..................................     $216,426,306

Liabilities
        Short-term borrowing...................................      $20,372,555
        Cash collateral under security lending.................        8,525,800
        Payable for shares of beneficial interest repurchased..          135,181
        Accrued investment advisory fee........................           81,179
        Accrued expenses.......................................           93,553
                                                                     -----------
                 Total Liabilities............................        29,208,268

        Net Assets"...........................................      $187,218,038

        Net Assets Consist of:
        Capital paid-in.......................................      $172,298,451
        Accumulated net realized loss.........................       (9,847,666)
        Net unrealized appreciation of investments............        24,767,253
                                                                    ------------
        Net Assets, for 12,135,923 shares outstanding.........      $187,218,038
        Net Asset Value, offering price and redemption
        price per share.......................................            $15.43
       ($187,218,038/12,135,923 shares)

The accompanying notes are an integral part of the financial statements.


Statement of Operations

Year Ended December 31, 2001
--------------------------------------------------------------------------------
Investment Income
        Dividend income.......................................         2,274,787
        Interest income.......................................            20,545
        Other income..........................................            34,862

                Total Income..................................         2,330,194

Expenses
        Investment advisory fee...............................        $1,167,835
        Administrative expenses and salaries..................           388,652
        Interest fee .........................................           299,526
        Computer and related expenses.........................           213,701
        Printing, postage, and stationary.....................           102,092
        Registration and filing fees..........................            46,025
        Audit fees............................................            44,040
        Legal fees............................................            28,208
        Trustee fees..........................................            25,200
        Telephone expense.....................................            24,429
        Commitment fee........................................            23,823
        Insurance.............................................            23,148
        Custodian fees........................................            13,478
        Miscellaneous fees....................................            31,772
                                                                      ----------
        Total Expenses........................................         2,431,929
        Net Investment Loss...................................         (101,735)
        Realized and Unrealized Gain (Loss) on Investments
        Net realized loss from investment transactions........       (9,847,666)
        Change in unrealized appreciation(depreciation)
        of investments........................................      (34,850,044)
                                                                    ------------
        Net realized and unrealized loss on investments.......      (44,697,710)

        Net Decrease in Net Assets Resulting from Operations..     $(44,799,445)

The accompanying notes are an integral part of the financial statements.



Statements of Changes in Net Assets

                                                                                Year Ended              Year Ended
                                                                                December 31,            December 31,
                                                                                   2001                     2000

Increase (Decrease) in Net Assets
From Operations:
        Net investment income (loss).......................................      $(101,735)              $(1,124,002)
        Net realized gain (loss) from investment transactions..............     (9,847,666)               45,044,505
        Change in unrealized appreciation/(depreciation) of investments....    (34,850,044)              (93,877,897)
                                                                               ------------             -------------
                Net Increase (Decrease) in Net Assets
                Resulting from Operations..................................    (44,799,445)              (49,957,394)
                                                                               ------------             --------------
Distributions to Shareholders
        From net realized gains on investments.............................    (17,855,321)              (25,632,428)
                                                                               ------------             --------------
                Total Distributions........................................    (17,855,321)              (25,632,428)
                                                                               ------------             --------------
        From Net Fund Share Transactions...................................    (22,349,357)               (9,837,564)
                                                                               ------------             --------------
        Total Increase (Decrease) in Net Assets............................    (85,004,123)              (85,427,386)

Net Assets:
        Beginning of Period................................................    272,222,161               357,649,547
                                                                               ------------             --------------
        End of Period......................................................   $187,218,038              $272,222,161

The accompanying notes are an integral part of the financial statements.

Financial Highlights

                                                                                       Year Ended December 31,
                                                             2001            2000             1999            1998            1997
Per Share Data#++

Net Asset Value:
        Beginning of Period............................     $20.23          $26.08           $20.47          $15.84          $12.15

Income From Investment Operations:

Net investment gain(loss)..............................     (0.01)          (0.09)            0.01            0.05            0.06
Net realized and unrealized gain
        (loss) on investment...........................     (3.35)          (3.71)            5.93            5.18            4.46
                                                           --------        --------         --------        --------        --------
Total from investment operations.......................     (3.36)          (3.80)            5.94            5.23            4.52

Less Distributions:
        Net investment income..........................      0.00            0.00            (0.02)          (0.05)          (0.06)
        Capital gain...................................     (1.44)          (2.05)           (0.31)          (0.55)          (0.77)
                                                           --------        --------         ---------       ---------       --------
Total Distributions....................................     (1.44)          (2.05)           (0.33)          (0.60)          (0.83)

Net Asset Value:
        End of Period..................................    $15.43           $20.23           $26.08         $20.47          $15.84

Total Return...........................................    -17.15%          -14.96%           29.13%         33.34%          37.28%


Ratios & Supplemental Data

Net assets end of period
        (in millions)..................................   $187,218        $272,222          $357,650        $211,259        $108,590
Ratio of operating expenses to
        average net assets (includes interest expenses)      1.14%            0.97%            0.85%          0.94%           0.97%
Ratio of interest expense to
        average net assets.............................      0.14%            0.22%            0.10%          0.12%           0.02%
Ratio of net investment income
        to average net assets..........................     -0.05%           -0.34%            0.03%          0.44%           0.45%

Portfolio turnover rate................................        30%              33%              31%            19%             16%

# All per share data as of December 31, 1996 and earlier has been restated to reflect a 3 to 1 stock split effective September 25, 1997

++Average share method used to calculate per share data

Financial Highlights

                                                                                       Year Ended December 31,
                                                             1996            1995             1994            1993            1992
Per Share Data#++

Net Asset Value:
        Beginning of Period............................     $10.59          $8.13             $8.37          $9.70           $10.37

Income From Investment Operations:

Net investment gain(loss)..............................       0.05           0.07              0.06           0.07            0.07
Net realized and unrealized gain
        (loss) on investment...........................       2.54           2.90             (0.07)          0.16           (0.15)
                                                           --------        --------         --------        --------        --------
Total from investment operations.......................       2.59           2.97             (0.01)          0.23           (0.08)

Less Distributions:
        Net investment income..........................     (0.05)          (0.07)            (0.06)         (0.07)          (0.07)
        Capital gain...................................     (0.98)          (0.44)            (0.17)         (1.49)          (0.52)
                                                           --------        --------         ---------       ---------       --------
Total Distributions....................................     (1.03)          (0.51)            (0.23)         (1.56)          (0.59)

Net Asset Value:
        End of Period..................................    $12.15           $10.59            $8.13          $8.37           $9.70

Total Return...........................................     24.60%           36.46%           -0.07%          2.44%          -0.73%


Ratios & Supplemental Data

Net assets end of period
        (in millions)..................................    $60,275         $48,337           $35,459         $38,694         $42,609
Ratio of operating expenses to
        average net assets (includes interest expenses)      1.21%            1.37%            1.53%          1.45%           1.42%
Ratio of interest expense to
        average net assets.............................       -                -                -               -               -
Ratio of net investment income
        to average net assets..........................      0.47%            0.74%            0.74%          0.62%           0.71%

Portfolio turnover rate................................        25%              27%              26%            35%             29%


# All per share data as of December 31, 1996 and earlier has been restated to reflect a 3 to 1 stock split effective September 25, 1997

++Average share method used to calculate per share data



Notes to Financial Statements
Note A-Organization

Northeast Investors Growth Fund (the "Fund") is a diversified, no-load, open-end, series-type management investment company registered under the Investment Company Act of 1940, as amended. The Fund presently consists of one portfolio and is organized as a Massachusetts business trust.

Note B-Significant Accounting Policies

Significant accounting policies of the Fund are as follows:
Valuation of Investments: Investments in securities traded on national securities exchanges are valued based upon closing prices on the exchanges. Securities traded in the over-the-counter market and listed securities with no sales on the date of valuation are valued at closing bid prices. Repurchase agreements are valued at cost with earned interest included in interest receivable. Other short-term investments, when held by the Fund, are valued at cost plus earned discount or interest which approximates market value. Security
Transactions: Investment security transactions are recorded on the date of purchase or sale. Net realized gain or loss on sales of investments is determined on the basis of identified cost.
Federal Income Taxes: No provision for federal income taxes is necessary since the Fund has elected to qualify under subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.
State Income Taxes: Because the Fund has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.
Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryovers and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. The Fund's distributions and dividend income are recorded on the ex-dividend date. Interest income, which consists of interest from repurchase agreements, is accrued as earned.
Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent. Use of
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note C-Investment Advisory and Service Contract
The Fund has its investment advisory and service contract with Northeast Management & Research Company, Inc. (the "Advisor"). Under the contract, the Fund pays the Advisor an annual fee at a maximum rate of 1% of the first $10,000,000 of the Fund's


Notes to Financial Statements (continued)

average daily net assets, 3/4 of 1% of the next $20,000,000 and 1/2 of 1% of the average daily net assets in excess of $30,000,000, in monthly installments on the basis of the average daily net assets during the month preceding payment. All trustees except Messrs. John C. Emery and Michael Baldwin are officers or directors of the Advisor. The compensation of all disinterested trustees of the Fund is borne by the Fund.

Note D-Purchases and Sales of Investments The cost of purchases and proceeds from sales of investments, other than short-term securities, aggregated $68,208,096 and $107,029,877, respectively, for the year ended December 31, 2001.

Note E-Shares of Beneficial Interest
At December 31, 2001, there was an unlimited number of shares of beneficial interest authorized with no par value. Transactions in shares of beneficial interest were as follows:
                                        2001                     2000
                                Shares        Amount      Shares      Amount
Shares sold ................  1,177,198   $ 19,207,676  4,445,960  $112,532,725
Shares issued to
shareholders in
reinvestment of distributions
from net investment income
and realized gains from
security transactions.......    983,036     16,426,519  1,101,441    23,438,706
                              ----------    ----------  ----------   ----------
                              2,160,234     35,634,195  5,547,401   135,971,431
Shares repurchased.......... (3,482,908)   (57,983,552)(5,803,584) (145,808,995)
                             ------------   ----------- ----------  ------------
 Net increase............... (1,322,674)  $(22,349,357)  (256,183) $ (9,837,564)

Note F-Repurchase Agreement

On a daily basis, the Fund invests any cash balances into repurchase agreements hypothecated by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Note G-Short-term Borrowings

Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At December 31, 2001, the Fund had unused lines of credit amounting to $4,627,445.


Notes to Financial Statements (continued)

The following information relates to aggregate short-term borrowings during the year ended December 31, 2001:

Average amount outstanding (total of daily outstanding principal
balances divided by number of days during the period)...........    $9,133,602

Weighted average interest rate (actual interest expense on
short-term borrowing divided by average short-term
borrowings outstanding).........................................       3.28%

Note H-Other Tax Information
For federal income tax purposes, the cost of investments owned at December 31, 2001 was $183,064,393. At December 31, 2001, gross unrealized appreciation of investments was $32,975,884 and gross unrealized depreciation was $8,365,425, resulting in net unrealized appreciation of $24,610,459.

As of December 31, 2001 the components of distributable earnings (excluding unrealized appreciation/(depreciation) disclosed above) on a tax basis consisted of accumulated net realized loss of ($9,847,666).

The tax composition of dividends was as follows: short term capital gains-$3,404,041 and long term capital gains-$14,451,280.

At December 31, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were as follows:

                                          Capital Loss
                 Year of Expiration       Carryforwards
                ---------------------    ---------------
                         2009               $9,690,902

Note I-Securities Lending The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 102% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At December 31, 2001, the value of securities loaned and the value of collateral was $8,093,039 and $8,525,800, respectively. During the year ended December 31, 2001, income from securities lending amounted to $19,601.

Report of Independent Accountants
To the Shareholders and Trustees of Northeast Investors Growth Fund: In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Northeast Investors Growth Fund (the "Fund") at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2002



Trustees and Officers
The Trustees of Northeast Investors Growth Fund are William A. Oates Jr., Ernest E. Monrad, Robert B. Minturn, John C. Emery, and Michael Baldwin. Under Massachusetts law, the Trustees are generally responsible for the management of Northeast Investors Growth Fund. The following table provides certain informationabout the Fund's Trustees and Officers:
The Statement of Additional Information (SAI) contains additional information about the trustees and is available without charge upon request by calling the Fund at 1-800-225-6704.

                                                                Principal
                                                Length of       Occupation(s)   Other
                        Position(s) Held          Time          During          Directorships
Name, Address and Age       with Trust           Served(1)      Last 5 Years    held by Trustee
                        AFFILIATED TRUSTEES AND FUND OFFICERS
William A. Oates, Jr.   President and            21 years       Trustee and
50 Congress Street      Trustee                                 President of
Boston, MA                                                      Northeast
                                                                Investors
Age 59                                                          Growth Fund
----------------------------------------------------------------------------------------------------------
Ernest E. Monrad        Trustee                  21 years       Trustee of the  Century Shares
50 Congress Street                                              Northeast       Trust
Boston, MA                                                      Investors
                                                                Trust
                                                                                Century Capital
 Age 71                                                                         Management Trust
                                                                                The New America High
                                                                                Income Fund, Inc.

                                                                                Northeast Investors Trust
-----------------------------------------------------------------------------------------------------------
Gordon C. Barrett       Senior Vice             8 years         Officer of the
50 Congress Street      President and                           Northeast Investors
Boston, MA              Treasurer                               Growth Fund,
Age 45                                                          Northeast Investors
                                                                Trust, Northeast
                                                                Investment
                                                                Management, Inc.
------------------------------------------------------------------------------------------------------------
Robert B. Minturn       Trustee, Clerk,         21 years        Clerk and Trustee Northeast Investors
50 Congress Street      and Vice                                of the Northeast  Trust
Boston, MA              President                               Investors Trust
Age 62                                                          Fund

INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------
John C. Emery           Trustee                 21 years        Partner, Law Firm
One Post Office Square                                          of Sullivan &
Boston, MA                                                      Worcester
Age 71
------------------------------------------------------------------------------------------------------------
Michael Baldwin         Trustee                 2 years         Partner, Baldwin
3 Barnabas Road                                                 Brothers, Inc.
Marion, MA
Age 61

(1) The Trustees serve until their resignation or the appointment of a successor and the officers serve at the pleasure of the Trustees.